Fair Value Measurements, Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets:
Trading debt securities	$ 121,205	$ 97,302
Available-for-sale debt securities	162,978	130,448
Gross derivative assets	94,692	68,095
Equity securities	60,644	57,336
Liabilities:
Total derivative liabilities (gross)	(95,429)	(75,488)
Interest rate contracts [Member]
Assets:
Gross derivative assets	27,489	30,816
Liabilities:
Total derivative liabilities (gross)	(29,033)	(33,407)
Commodity contracts [Member]
Assets:
Gross derivative assets	2,237	2,526
Liabilities:
Total derivative liabilities (gross)	(1,448)	(2,610)
Equity contracts [Member]
Assets:
Gross derivative assets	13,334	10,165
Liabilities:
Total derivative liabilities (gross)	(14,248)	(12,471)
Foreign exchange contracts [Member]
Assets:
Gross derivative assets	51,541	24,511
Liabilities:
Total derivative liabilities (gross)	(50,654)	(26,961)
Credit contracts [Member]
Assets:
Gross derivative assets	91	77
Liabilities:
Total derivative liabilities (gross)	(46)	(39)
Securities of U.S. Treasury and federal agencies [Member]
Assets:
Available-for-sale debt securities	23,285
Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	12,035	20,066
Collateralized loan obligations [Member]
Assets:
Available-for-sale debt securities	2,202	1,533
Federal agency mortgage-backed securities [Member]
Assets:
Available-for-sale debt securities	123,029
Non-agency mortgage-backed securities [Member]
Assets:
Available-for-sale debt securities	1,806
Other debt securities [Member]
Assets:
Available-for-sale debt securities	621
Fair value, recurring [Member]
Assets:
Loans held for sale	4,713	2,892
Gross derivative assets	98,709	73,371
Equity securities	22,322	19,841
Other assets	168	49
Total assets prior to derivative netting	416,939	331,371
Fair value assets, Derivative netting	(78,697)	(55,148)
Total assets after derivative netting	338,242	276,223
Liabilities:
Total derivative liabilities (gross)	(99,349)	(80,639)
Short-sale and other liabilities	(28,796)	(25,554)
Interest-bearing deposits fair value disclosure	(318)	(1,297)
Long-term debt	(3,495)	(2,308)
Total liabilities prior to derivative netting	(131,958)	(109,798)
Fair value liabilities, Derivative netting	83,014	62,144
Total liabilities after derivative netting	(48,944)	(47,654)
Fair value, recurring [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights	6,844	7,468
Fair value, recurring [Member] | Interest rate contracts [Member]
Assets:
Gross derivative assets	28,815	32,445
Liabilities:
Total derivative liabilities (gross)	(31,135)	(36,882)
Fair value, recurring [Member] | Commodity contracts [Member]
Assets:
Gross derivative assets	2,641	2,741
Liabilities:
Total derivative liabilities (gross)	(1,633)	(2,746)
Fair value, recurring [Member] | Equity contracts [Member]
Assets:
Gross derivative assets	15,201	13,305
Liabilities:
Total derivative liabilities (gross)	(15,606)	(13,810)
Fair value, recurring [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative assets	51,956	24,767
Liabilities:
Total derivative liabilities (gross)	(50,925)	(27,157)
Fair value, recurring [Member] | Credit contracts [Member]
Assets:
Gross derivative assets	96	113
Liabilities:
Total derivative liabilities (gross)	(50)	(44)
Fair value, recurring [Member] | Debt securities [Member]
Assets:
Trading debt securities	121,205	97,302
Available-for-sale debt securities	162,978	130,448
Fair value, recurring [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	42,149	35,205
Available-for-sale debt securities	23,285	45,467
Fair value, recurring [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	12,035	20,066
Fair value, recurring [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	927	826
Available-for-sale debt securities	2,202	1,533
Fair value, recurring [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	17,386	12,941
Fair value, recurring [Member] | Federal agency mortgage-backed securities [Member]
Assets:
Trading debt securities	52,908	42,944
Available-for-sale debt securities	123,029	59,578
Fair value, recurring [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities	1,703	1,487
Available-for-sale debt securities	1,806	2,749
Fair value, recurring [Member] | Other debt securities [Member]
Assets:
Trading debt securities	6,132	3,899
Available-for-sale debt securities	621	1,055
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Loans held for sale	0	0
Gross derivative assets	197	266
Equity securities	16,931	10,849
Other assets	0	0
Total assets prior to derivative netting	78,733	88,760
Liabilities:
Total derivative liabilities (gross)	(125)	(236)
Short-sale and other liabilities	(21,835)	(19,695)
Interest-bearing deposits fair value disclosure	0	0
Long-term debt	0	0
Total liabilities prior to derivative netting	(21,960)	(19,931)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Interest rate contracts [Member]
Assets:
Gross derivative assets	178	195
Liabilities:
Total derivative liabilities (gross)	(121)	(201)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Commodity contracts [Member]
Assets:
Gross derivative assets	0	0
Liabilities:
Total derivative liabilities (gross)	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity contracts [Member]
Assets:
Gross derivative assets	19	71
Liabilities:
Total derivative liabilities (gross)	(4)	(35)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative assets	0	0
Liabilities:
Total derivative liabilities (gross)	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Credit contracts [Member]
Assets:
Gross derivative assets	0	0
Liabilities:
Total derivative liabilities (gross)	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Debt securities [Member]
Assets:
Trading debt securities	38,320	32,178
Available-for-sale debt securities	23,285	45,467
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	38,320	32,178
Available-for-sale debt securities	23,285	45,467
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Federal agency mortgage-backed securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other debt securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member]
Assets:
Loans held for sale	4,533	2,444
Gross derivative assets	97,749	72,002
Equity securities	5,344	8,949
Other assets	0	0
Total assets prior to derivative netting	329,862	233,122
Liabilities:
Total derivative liabilities (gross)	(93,658)	(74,302)
Short-sale and other liabilities	(6,909)	(5,776)
Interest-bearing deposits fair value disclosure	(318)	(1,297)
Long-term debt	(3,495)	(2,308)
Total liabilities prior to derivative netting	(104,380)	(83,683)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights	0	0
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Interest rate contracts [Member]
Assets:
Gross derivative assets	28,070	31,434
Liabilities:
Total derivative liabilities (gross)	(26,844)	(32,298)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Commodity contracts [Member]
Assets:
Gross derivative assets	2,602	2,723
Liabilities:
Total derivative liabilities (gross)	(1,558)	(2,719)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Equity contracts [Member]
Assets:
Gross derivative assets	15,074	13,041
Liabilities:
Total derivative liabilities (gross)	(14,327)	(12,108)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative assets	51,913	24,730
Liabilities:
Total derivative liabilities (gross)	(50,886)	(27,138)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Credit contracts [Member]
Assets:
Gross derivative assets	90	74
Liabilities:
Total derivative liabilities (gross)	(43)	(39)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Debt securities [Member]
Assets:
Trading debt securities	82,759	64,967
Available-for-sale debt securities	139,477	84,760
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	3,829	3,027
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	12,018	20,009
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	847	762
Available-for-sale debt securities	2,202	1,533
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	17,341	12,859
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Federal agency mortgage-backed securities [Member]
Assets:
Trading debt securities	52,908	42,944
Available-for-sale debt securities	123,029	59,578
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities	1,702	1,477
Available-for-sale debt securities	1,804	2,748
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Other debt securities [Member]
Assets:
Trading debt securities	6,132	3,898
Available-for-sale debt securities	424	892
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member]
Assets:
Loans held for sale	180	448
Gross derivative assets	763	1,103
Equity securities	47	43
Other assets	168	49
Total assets prior to derivative netting	8,344	9,489
Liabilities:
Total derivative liabilities (gross)	(5,566)	(6,101)
Short-sale and other liabilities	(52)	(83)
Interest-bearing deposits fair value disclosure	0	0
Long-term debt	0	0
Total liabilities prior to derivative netting	(5,618)	(6,184)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights	6,844	7,468
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member]
Assets:
Gross derivative assets	567	816
Liabilities:
Total derivative liabilities (gross)	(4,170)	(4,383)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Commodity contracts [Member]
Assets:
Gross derivative assets	39	18
Liabilities:
Total derivative liabilities (gross)	(75)	(27)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member]
Assets:
Gross derivative assets	108	193
Liabilities:
Total derivative liabilities (gross)	(1,275)	(1,667)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative assets	43	37
Liabilities:
Total derivative liabilities (gross)	(39)	(19)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Credit contracts [Member]
Assets:
Gross derivative assets	6	39
Liabilities:
Total derivative liabilities (gross)	(7)	(5)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Debt securities [Member]
Assets:
Trading debt securities	126	157
Available-for-sale debt securities	216	221
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	17	57
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	80	64
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	45	82
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Federal agency mortgage-backed securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities	1	10
Available-for-sale debt securities	2	1
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Other debt securities [Member]
Assets:
Trading debt securities	0	1
Available-for-sale debt securities	$ 197	$ 163